INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of composition of inventories

Details	12.31.2020	12.31.2019
	ThCh$	ThCh$
Raw materials (1)	80,902,721	93,524,911
Finished goods	27,556,884	32,337,670
Spare parts and supplies	19,592,377	20,769,626
Work in progress	76,577	567,973
Other inventories	3,101,016	3,625,488
Obsolescence provision (2)	(3,256,925)	(3,184,444)
Total	127,972,650	147,641,224

(1)	Approximately 80% is composed of concentrate and sweeteners used in the preparation of beverages, as well as caps and PET supplies used in the packaging of the product.
(2)

The obsolescence provision is related mainly with the obsolescence of spare parts classified as inventories and to a lesser extent to finished products and raw materials. The general standard is to provision all those multi-functional spare parts without utility in rotation in the last four years prior to the technical analysis technical to adjust the provision. In the case of raw materials and finished products, the obsolescence provision is determined according to maturity.